SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of segment information
2021
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$1,816,781	529,606	22,859	150,180	$2,519,426
Cost of sales	$(1,363,272)	(472,299)	(21,296)	(78,923)	$(1,935,790)
Net income (loss)	$(121,318)	(22,897)	(153,792)	(4,420,289)	$(4,718,296)
Total assets	$6,817,103	1,122,838	466,291	3,362,516	$11,768,748
Depreciation and amortization	$(154,000)	(27,834)	(25,239)	(138,223)	$(345,296)
Derivative expense	$-	-	-	(3,472,930)	$(3,472,930)
Interest expense	$(476,925)	(8,854)	-	(191,204)	$(676,983)

2020
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$2,419,442	$351,515	$15,653	$2,786,610
Cost of revenue	$(1,648,683)	$(130,130)	$(46,610)	$(1,825,423)
Net income (loss)	$138,181	$71,567	$(2,594,790)	$(2,385,042)
Total assets	$7,371,051	$559,912	$8,029,082	$15,960,045
Depreciation and amortization	$(150,434)	$(18,556)	$(277,428)	$(446,418)
Derivative gin	$-	$-	$223,229	$223,229
Interest expense	$(55,047)	$(8,528)	$(184,583)	$(248,158)
2021
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and Other	Total
Revenue	$5,867,005	$1,241,060	$479,967	$222,924	$7,810,956
Cost of sales	$(4,502,016)	$(808,129)	$(787,504)	$(189,436)	$(6,287,085)
Net income (loss)	$(721,373)	$$8,009	$(1,205,060)	$(6,753,395)	$(8,671,819)
Total assets	$6,817,103	$1,122,838	$466,291	$3,362,516	$11,768,748
Depreciation and amortization	$(455,640)	$(83,502)	$(25,239)	$(469,928)	$(1,034,309)
Derivative expense	$-	$-	$-	$(3,098,381)	$(3,098,381)
Interest expense	$(812,859)	$(23,197)	$-	$(641,049)	$(1,477,105)

2020
	TPT SpeedConnect	Blue Collar	Corporate and Other	Total
Revenue	$7,683,928	$877,607	$57,819	$8,619,354
Cost of revenue	$(4,876,775)	$(418,968)	$(267,357)	$(5,563,100)
Net income (loss)	$880,554	$(174,388)	$(5,587,196)	$(4,881,030)
Total assets	$7,371,051	$559,912	$8,029,082	$15,960,045
Depreciation and amortization	$(390,422)	$(83,502)	$(855,331)	$(1,329,255)
Derivative expense	$-	$-	$(176,790)	$(176,790)
Interest expense	$(135,500)	$(28,172)	$(918,587)	$(1,082,259)

2020
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$9,958,770	1,051,120	30,484	53,796	$11,094,170
Cost of revenue	$(6,367,474)	(437,936)	(68,884)	(319,199)	$(7,193,493)
Net income (loss)	$983,673	(166,110)	(747,485)	(8,189,346)	$(8,119,268)
Total assets	$7,010,444	370,554	11,850	5,443,840	$12,836,688
Depreciation and amortization	$(531,254)	(111,336)	(3,583)	(1,139,470)	$(1,785,643)
Impairment of long lived assets and goodwill	$-	(853,366)	-	(1,849,630)	$(2,702,996)
Derivative gain (expense)	$-	-	-	1,140,323	$1,140,323
Interest expense	$(242,693)	(36,507)	(800)	(1,251,733)	$(1,531,733)

2019
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$8,002,875	1,941,955	-	267,547	$10,212,377
Cost of revenue	$(4,879,444)	(751,349)	-	(281,208)	$(5,912,001)
Net income (loss)	$1,124,210	428,758	-	(15,581,133)	$(14,028,165)
Total assets	$8,003,380	476,268	-	6,974,105	$15,453,753
Depreciation and amortization	$(282,449)	(20,563)	-	(1,156,679)	$(1,459,691)
Impairment of long lived assets and goodwill	$-	-	-	(949,872)	$(949,872)
Derivative expense	$-	-	-	(7,476,908)	$(7,476,908)
Interest expense	$-	(119,359)	-	(3,461,661)	$(3,581,020)